OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

	As at December 31, 2020	As at December 31, 2019
Deposit on Pascua-Lama silver sale agreement[1]	$149	$—
Deposit on Pueblo Viejo gold and silver streaming agreement[2]	447	425
Long-term income tax payable	321	241
GoT shareholder loan (note 4)	167	—
Pueblo Viejo JV partner shareholder loan	42	—
Provision for offsite remediation	50	52
Other	92	105
	$1,268	823
[1]Reclassified from other current liabilities.
[2]Revenues of $53 million were recognized in 2020 (2019: $43 million) through the draw-down of our streaming liabilities relating to a contract in place at Pueblo Viejo.